Condensed Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Other Comprehensive Income [Abstract]
Net Income (Loss)	$ 38,129	$ (44,893)	$ (178,376)	$ (411,438)
Other comprehensive income:
Unrealized gain on available-for-sale marketable securities	0	69	110	(110)
Total comprehensive income (loss)	$ (38,129)	$ (44,824)	$ (178,266)	$ (411,548)